Income Taxes - Schedule of Taxes Payable (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Income Taxes [Abstract]
Income tax payable	$ 99,397	$ 67,367
Total taxes payable	$ 99,397	$ 67,367